UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2002
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
           --------------------------------------------------
Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  _______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/  Joel Brebbia                 New York, NY               02/10/03
       ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             34
                                               -------------

Form 13F Information Table Value Total:       $    163,109
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------

ADVANCED MEDICAL OPTICS INC         COM         00763M108   11584   967785  SH          SOLE            967785
ASBURY AUTOMOTIVE GROUP INC         COM         043436104   103     12197   SH          SOLE            12197
CENDANT CORP                        COM         151313103   8541    814995  SH          SOLE            814995
CIT GROUP INC                       COM         125581108   4990    254575  SH          SOLE            254575
CITIZENS FIRST FINANCIAL CORP       COM         174623108   3091    122155  SH          SOLE            122155
COBRA  ELECTRONICS CORP             COM         191042100   4231    646887  SH          SOLE            646887
COPART INC                          COM         217204106   3032    256095  SH          SOLE            256095
CORNELL CORRECTIONS INC             COM         219141108   3669    407662  SH          SOLE            407662
DANKA BUSINESS SYSTEMS PLC          COM         236277109   5745    1351830 SH          SOLE            1351830
ENPRO INDUSTRIES INC                COM         29355X107   2190    547448  SH          SOLE            547448
GEMSTAR TV GUIDE INTERNATIONAL INC  COM         36866W106   3119    959748  SH          SOLE            959748
HANDLEMAN CO                        COM         410252100   10548   917208  SH          SOLE            917208
JPS INDUSTRIES INC                  COM         46624E405   1592    454929  SH          SOLE            454929
LIBERTY MEDIA CORP                  COM SER A   530718105   6213    694999  SH          SOLE            694999
LONGS DRUG STORES CORP              COM         543162101   2154    103870  SH          SOLE            103870
LOUISIANA PACIFIC CORP              COM         546347105   4895    607314  SH          SOLE            607314
MIDDLEBY CORP                       COM         596278101   4279    403644  SH          SOLE            403644
MOORE CORP LTD                      COM         615785102   8427    925990  SH          SOLE            925990
NEOMAGIC CORP                       COM         640497103   269     248749  SH          SOLE            248749
NEW CENTURY FINANCIAL CORP          COM         64352D101   2705    106530  SH          SOLE            106530
NOVOSTE CORP                        COM         67010C100   10093   1397879 SH          SOLE            1397879
PG&E CORP                           COM         69331C108   2833    203800  SH          SOLE            203800
PROVIDIAN FINANCIAL CORP            COM         74406A102   6100    939891  SH          SOLE            939891
PUT ALLIED CAPITAL FEB 25           PUT         01903Q3NE   299     819     SH   PUT    SOLE            819
RADIOLOGIX INC                      COM         75040K109   2306    998206  SH          SOLE            998206
REDWOOD TRUST INC                   COM         758075402   6578    237476  SH          SOLE            237476
ROTECH HEALTHCARE INC               COM         778669101   6807    407600  SH          SOLE            407600
SONIC AUTOMOTIVE INC                COM         83545G102   1829    123027  SH          SOLE            123027
STAGE STORES INC                    COM         85254C305   2951    140262  SH          SOLE            140262
TENET HEALTHCARE CORP               COM         88033G100   7515    458235  SH          SOLE            458235
TYCO INTERNATIONAL LTD              COM         902124106   5218    305491  SH          SOLE            305491
TYCO INTERNATIONAL LTD NEW          CONV DEBT   902124AC0   6603    9219000 PRN         SOLE            9219000
WASHINGTON GROUP INTERNATIONAL INC  COM         938862208   8008    502086  SH          SOLE            502086
XEROX CAPITAL TRUST I 8             CORP BOND   984119AC1   4594    8203000 PRN         SOLE            8203000

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